RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Schedule of Liabilities Arising from Financing Activities
	Note	Borrowings & derivative financial instruments US$’000	Lease liabilities US$’000

Balance at January 1, 2022	20,22,23	83,343	15,845
Cash-flows:
Principal amount loaned – term loan		81,250
Principal amount loaned – convertible note		20,000	-
Loan origination costs paid		(3,591)	-
Interest paid for term loan		(6,424)	-
Interest paid for convertible note		(199)
Interest paid for exchangeable notes		(1,293)
Repayment of exchangeable notes		(86,730)
Repayment of term loan		(34,500)
Repayment of CEBA loan		(23)	(2,761)
Penalty paid for early settlement of term loan		(3,450)	-

Non-cash:
Interest charged		7,914	-
Penalty for early settlement charged		3,450	-
Shares issued as consideration for purchase of Exchangeable Notes		(6,133)	-
Equity component of convertible note at date of issue		(6,709)	-
Derivative financial asset at date of issue		202	-
Loss on disposal of Exchangeable Notes		9,678	-
Additions (related to Right of Use assets)		-	830
Exchange adjustment		-	(628)
Loan forgiven		(7)	-
Accretion interest		3,351	657
Fair value of derivative liability - warrants		(303)	-

Balance at December 31, 2022	22,23	59,826	13,943
	Note	Borrowings & derivative financial instruments US$’000	Lease liabilities US$’000
Balance at January 1, 2021	20, 22,23	84,065	18,741
Cash-flows:
Interest paid		(3,996)	(11)
Repayment		-	(2,939)

Non-cash:			-
Interest charged		3,996	-
Additions (related to Right of Use assets)		-	71
Exchange adjustment		-	(820)
Accretion interest		648	803
Fair value	6	(1,370)	-

Balance at December 31, 2021	22,23	83,343	15,845